Summary of Significant Accounting Principles - Summary of Estimated Useful Lives of The Assets (Detail)	12 Months Ended
Dec. 31, 2020
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years